Subsequent Events	12 Months Ended
Dec. 31, 2017
Disclosure of events after reporting period [Abstract]
Subsequent Events
Subsequent Events
A. Normal Course Issuer Bid
On March 1, 2018, the Corporation announced that it intends to seek Toronto Stock Exchange ("TSX") acceptance of a normal course issuer bid ("NCIB"). The Board has authorized the repurchases of up to 14,000,000 of its common shares, representing approximately five per cent of TransAlta's public float. Purchases under the NCIB are expected to be made through open market transactions on the TSX and any alternative Canadian trading platforms, based on the prevailing market price. Any Common Shares purchased under the NCIB will be cancelled.

B. Early Redemption of Senior Notes Due 2018
On Feb. 2, 2018, the Corporation announced it called for the redemption of its outstanding US$500 million 6.65 per cent senior notes maturing May 15, 2018 (the “Senior Notes”). The Senior Notes will be redeemed on March 15, 2018, at a price equal to the greater of: i) 100 per cent of the principal amount of the Senior Notes and ii) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date on a semi-annual basis at the treasury rate plus 45 basis points, plus in each case, accrued interest thereon to the date of redemption.
C. Acquisition of Two US Wind Projects
On Feb. 20, 2018, TransAlta Renewables announced it entered into an arrangement to acquire two construction-ready projects in the Northeastern United States.
The wind development projects consist of: i) a 90 MW project located in Pennsylvania that has a 15-year PPA and ii) a 29 MW project located in New Hampshire with two 20-year PPAs. All three counterparties have Standard & Poor's credit ratings of A+ or better.
The total cost of the two projects is estimated to be US$240 million, of which approximately 70% will be funded in 2018 and the remainder in 2019.  The commercial operation date for both projects is expected during the second half of 2019.
TransAlta Renewables will fund the acquisition and construction costs using its existing liquidity and tax equity.